PIMCO Funds

Supplement Dated February 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Institutional and Administrative Class Prospectus

Dated December 22, 2008

Effective immediately, the “Fund Summary—Fees and Expenses of the Fund” section is replaced in its entirety with the following:

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Institutional	0.95%	None	0.10%	1.05%	(0.35)%	0.70%
Administrative	0.95	0.25%	0.10	1.30	(0.35)	0.95

(1)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Fund—Management Fees” for additional information.
(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (after the application of the advisory fee and supervisory and administrative fee reductions described in footnote 5 below and excluding any expenses borne by the Fund not covered by the supervisory and administrative fee as described under “Management of the Fund—Management Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.7049% and 0.9549% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive a portion of the advisory fee and supervisory and administrative fee equal to 0.25% of average daily net assets until the earlier of (i) July 31, 2010, or (ii) the Board approving a reduction of the advisory fee and/or supervisory and administrative fee or adopting a fee or expense limitation agreement that, in total, reduces the Fund’s Management Fees by 0.25% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$72	$224
Administrative	97	303

In addition, the “Management of the Fund—Individual Portfolio Manager” section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Individual Portfolio Managers	The following individuals have primary responsibility for managing the Fund.

Portfolio Manager*	Since		Recent Professional Experience
Mohamed El-Erian	2/09	**	Co-CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

Ramin Toloui	2/09	**	Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Under Secretary for International Affairs.

*	Dr. El-Erian has overall responsibility for managing the Fund. Mr. Toloui is responsible for portfolio construction and security selection.
**	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund.

Further, all references to the “portfolio manager” in the Prospectus are changed to the “portfolio managers.”

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Class A and Class C Prospectus

Dated December 22, 2008

Effective immediately, the “Fund Summary—Fees and Expenses of the Fund” section is replaced in its entirety with the following:

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)		Redemption Fee(1)
Class A	3.75%	1.00	%(2)	2.00%
Class C	None	1.00	%(3)	2.00%

(1)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class A	1.10%	0.25%	0.10%	1.45%	(0.35)%	1.10%
Class C	1.10	1.00	0.10	2.20	(0.35)	1.85

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Fund—Management Fees” for additional information.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (after the application of the advisory fee and supervisory and administrative fee reductions described in footnote 5 below and excluding any expenses borne by the Fund not covered by the supervisory and administrative fee as described under “Management of the Fund—Management Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 1.1049% and 1.8549% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive a portion of the advisory fee and supervisory and administrative fee equal to 0.25% of average daily net assets until the earlier of (i) July 31, 2010, or (ii) the Board approving a reduction of the advisory fee and/or supervisory and administrative fee or adopting a fee or expense limitation agreement that, in total, reduces the Fund’s Management Fees by 0.25% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you do not redeem your shares

Example: Assuming you redeem shares at the end of each period

Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$483	$712	$483	$712
Class C	288	582	188	582

In addition, the “Management of the Fund—Individual Portfolio Manager” section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Individual Portfolio Managers	The following individuals have primary responsibility for managing the Fund.

Portfolio Manager*	Since		Recent Professional Experience
Mohamed El-Erian	2/09	**	Co-CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

Ramin Toloui	2/09	**	Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Under Secretary for International Affairs.

*	Dr. El-Erian has overall responsibility for managing the Fund. Mr. Toloui is responsible for portfolio construction and security selection.
**	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund.

Further, all references to the “portfolio manager” in the Prospectus are changed to the “portfolio managers.”

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Class D Prospectus

Dated December 22, 2008

Effective immediately, the “Fund Summary—Fees and Expenses of the Fund” section is replaced in its entirety with the following:

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%
(1) Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class D	1.10%	0.25%	0.10%	1.45%	(0.35)%	1.10%

(1)

“Management Fees” reflect (i) an advisory fee; and (ii) a supervisory and administrative fee of 0.50% that is not reflected under Distribution and/or Service (12b-1) Fees. See “Management of the Fund—Management Fees” for additional information.

(2)

The Fund’s supervision and administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Up to 0.25% per year of the total fees paid under the supervision and administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.75% per year under the supervision and administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Management Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (after the application of the advisory fee and supervisory and administrative fee reductions described in footnote 5 below and excluding any expenses borne by the Fund not covered by the supervisory and administrative fee as described under “Management of the Fund—Management Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 1.1049% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive a portion of the advisory fee and supervisory and administrative fee equal to 0.25% of average daily net assets until the earlier of (i) July 31, 2010, or (ii) the Board approving a reduction of the advisory fee and/or supervisory and administrative fee or adopting a fee or expense limitation agreement that, in total, reduces the Fund’s Management Fees by 0.25% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$112	$350

In addition, the “Management of the Fund—Individual Portfolio Manager” section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Individual Portfolio Managers	The following individuals have primary responsibility for managing the Fund.

Portfolio Manager*	Since		Recent Professional Experience
Mohamed El-Erian	2/09	**	Co-CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

Ramin Toloui	2/09	**	Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Under Secretary for International Affairs.

*	Dr. El-Erian has overall responsibility for managing the Fund. Mr. Toloui is responsible for portfolio construction and security selection.
**	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund.

Further, all references to the “portfolio manager” in the Prospectus are changed to the “portfolio managers.”

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Class P Prospectus

Dated December 22, 2008

Effective immediately, the “Fund Summary—Fees and Expenses of the Fund” section is replaced in its entirety with the following:

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class P	1.05%	0.10%	1.15%	(0.35)%	0.80%

(1)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Fund—Management Fees” for additional information.
(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (after the application of the advisory fee and supervisory and administrative fee reductions described in footnote 5 below and excluding any expenses borne by the Fund not covered by the supervisory and administrative fee as described under “Management of the Fund—Management Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.8049% of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive a portion of the advisory fee and supervisory and administrative fee equal to 0.25% of average daily net assets until the earlier of (i) July 31, 2010, or (ii) the Board approving a reduction of the advisory fee and/or supervisory and administrative fee or adopting a fee or expense limitation agreement that, in total, reduces the Fund’s Management Fees by 0.25% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class P	$82	$255

In addition, the “Management of the Fund—Individual Portfolio Manager” section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Individual Portfolio Managers	The following individuals have primary responsibility for managing the Fund.

Portfolio Manager*	Since		Recent Professional Experience
Mohamed El-Erian	2/09	**	Co-CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

Ramin Toloui	2/09	**	Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Under Secretary for International Affairs.

*	Dr. El-Erian has overall responsibility for managing the Fund. Mr. Toloui is responsible for portfolio construction and security selection.
**	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund.

Further, all references to the “portfolio manager” in the Prospectus are changed to the “portfolio managers.”

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Class R Prospectus

Dated December 22, 2008

Effective immediately, the “Fund Summary—Fees and Expenses of the Fund” section is replaced in its entirety with the following:

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%
(1) Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class R	1.10%	0.50%	0.10%	1.70%	(0.35)%	1.35%

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Fund—Management Fees” for additional information.
(2)

Due to the 12b-1 distribution fee imposed on the Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (after the application of the advisory fee and supervisory and administrative fee reductions described in footnote 5 below and excluding any expenses borne by the Fund not covered by the supervisory and administrative fee as described under “Management of the Fund—Management Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 1.3549% of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive a portion of the advisory fee and supervisory and administrative fee equal to 0.25% of average daily net assets until the earlier of (i) July 31, 2010, or (ii) the Board approving a reduction of the advisory fee and/or supervisory and administrative fee or adopting a fee or expense limitation agreement that, in total, reduces the Fund’s Management Fees by 0.25% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class R	$137	$428

In addition, the “Management of the Fund—Individual Portfolio Manager” section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Individual Portfolio Managers	The following individuals have primary responsibility for managing the Fund.

Portfolio Manager*	Since		Recent Professional Experience
Mohamed El-Erian	2/09	**	Co-CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

Ramin Toloui	2/09	**	Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Under Secretary for International Affairs.

*	Dr. El-Erian has overall responsibility for managing the Fund. Mr. Toloui is responsible for portfolio construction and security selection.
**	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund.

Further, all references to the “portfolio manager” in the Prospectus are changed to the “portfolio managers.”

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 5, 2009 to the

Statement of Additional Information

Dated January 26, 2009

Disclosure Related to the PIMCO Global Advantage Strategy Bond Fund (the “Fund”)

Effective immediately, the following table and footnote are added to the table beginning on page 64 in the subsection titled “Portfolio Managers—Other Accounts Managed,” to provide information with respect to management of other accounts by Mr. Toloui:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Toloui[17]

Registered Investment Companies	0	0	0	N/A
Other Pooled Investment Vehicles	2	$588	1	89
Other Accounts	2	$853	1	135

[17]

As of February 5, 2009, Mr. Toloui is a co-manager of the Global Advantage Strategy Bond Fund, which commenced operations on February 5, 2009. Information pertaining to registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Toloui is as of January 31, 2009.

In addition, the following sentence is added to the end of the paragraph immediately preceding the above table:

Information pertaining to Mr. Toloui is as of January 31, 2009.

Additionally, the second sentence of footnote 5 to the above table is replaced with the following:

Dr. El-Erian also co-manages the Global Advantage Strategy Bond Fund, which commenced operations on February 5, 2009.

Further, the following table and footnote are added to the table beginning on page 69 in the subsection titled “Portfolio Managers—Securities Ownership,” to provide information with respect to ownership of portfolio securities by Mr. Toloui:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Toloui[8]	Global Advantage Strategy Bond Fund	None

[8]

As of February 5, 2009, Mr. Toloui co-manages the Global Advantage Strategy Bond Fund. As of December 31, 2008, to the best of the Trust’s knowledge, Mr. Toloui did not own any shares of the Global Advantage Strategy Bond Fund.

Additionally, the second sentence of footnote 4 to the above table is replaced with the following:

Dr. El-Erian also co-manages the Global Advantage Strategy Bond Fund, which commenced operations on February 5, 2009.

Investors Should Retain This Supplement For Future Reference